Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Grants of Certain Equity Awards
It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly-scheduled meeting held in August of each year. At this meeting, the Compensation Committee approves the portion of each named executive officer’s annual equity award that will be granted as stock options. Following approval by the Compensation Committee, all annual equity grants for the fiscal year are made following the Company’s announcement of earnings for the previously completed quarter and the filing of its Annual Report on Form 10-K.
The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.
During fiscal 2026, no named executive officer received an equity award grant during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses MNPI.
Award Timing Method	It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly-scheduled meeting held in August of each year. At this meeting, the Compensation Committee approves the portion of each named executive officer’s annual equity award that will be granted as stock options. Following approval by the Compensation Committee, all annual equity grants for the fiscal year are made following the Company’s announcement of earnings for the previously completed quarter and the filing of its Annual Report on Form 10-K.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.
MNPI Disclosure Timed for Compensation Value	false